DEBT - Maturities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt
2017	$ 0
2018	648,000
2019	0
2020	0
2021	300,000
Thereafter	300,000
Total long-term debt	$ 1,248,000